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Prospectus Supplement - November 20, 1996*

IDS State Tax-Exempt Funds Prospectus (August 29, 1996)
Form No. S-6328K (8/96)
     California Tax-Exempt Fund
     Massachusetts Tax-Exempt Fund
     Michigan Tax-Exempt Fund
     Minnesota Tax-Exempt Fund
     New York Tax-Exempt Fund
     Ohio Tax-Exempt Fund



Effective November 20, 1996, Class Y will be closed to new investors.






































   Form No. _________
*  Destroy August 29, 1997
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